Commitments and Contingencies - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Lease expenses		€ 79	€ 52
Google
Commitments And Contingencies [Line Items]
Minimum Spend Commitments Under Non-cancelable Purchase Obligations and Service Agreement	€ 200
Service Agreement Term	2 years